FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Level 2 [Member]
Assets measured at fair value:
Derivative financial instruments (a)	$ 1,060
Level 2 [Member] | Fair Value Of Hierachy [Member]
Assets measured at fair value:
Derivative financial instruments (a)		$ 1,432
Leve 3 [Member]
Assets measured at fair value:
Investments in financial assets measured at fair value through profit and loss (b)	25,000
Financial liability measured at fair value through profit and loss	$ 240
Level 3 [Member] | Fair Value Of Hierachy [Member]
Assets measured at fair value:
Investments in financial assets measured at fair value through profit and loss (b)		14,656
Financial liability measured at fair value through profit and loss		$ 319